UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243
                                                    -----------

                            The Gabelli Utility Trust
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                            THE GABELLI UTILITY TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS -- 85.8%
               AGRICULTURE -- 0.0%
         800   Cadiz Inc.+ .................... $      15,200
                                                -------------
               AVIATION: PARTS AND SERVICES -- 0.1%
       6,000   Sequa Corp., Cl. A+ ............       354,000
                                                -------------
               CABLE AND SATELLITE -- 3.6%
     100,000   Cablevision Systems Corp.,
                 Cl. A+ .......................     3,067,000
       5,000   Cogeco Cable Inc. ..............       131,699
      20,000   Cogeco Inc. ....................       468,817
      15,000   Comcast Corp., Cl. A+ ..........       440,700
     100,000   DIRECTV Group Inc.+ ............     1,498,000
      65,000   EchoStar Communications
                 Corp., Cl. A .................     1,922,050
       2,500   Insight Communications
                 Co. Inc., Cl. A+ .............        29,075
      32,900   Liberty Global Inc., Cl. A+ ....       890,932
      32,900   Liberty Global Inc., Cl. C+ ....       847,175
      20,000   Rogers Communications Inc.,
                 Cl. B ........................       789,000
                                                -------------
                                                   10,084,448
                                                -------------
               COMMUNICATIONS EQUIPMENT -- 0.5%
     280,000   Furukawa Electric Co. Ltd.+ ....     1,418,252
       2,000   Thomas & Betts Corp.+ ..........        68,820
                                                -------------
                                                    1,487,072
                                                -------------
               DIVERSIFIED INDUSTRIAL -- 1.2%
      18,000   Catalytica Energy
                 Systems Inc.+ ................        25,200
       5,000   Cooper Industries Ltd., Cl. A ..       345,700
      70,000   General Electric Co. ...........     2,356,900
       5,000   ITT Industries Inc. ............       568,000
                                                -------------
                                                    3,295,800
                                                -------------
               ENERGY AND UTILITIES: ELECTRIC -- 21.1%
     230,000   AES Corp.+ .....................     3,778,900
     369,400   Allegheny Energy Inc.+ .........    11,347,968
      24,000   ALLETE Inc. ....................     1,099,440
      60,000   American Electric
                 Power Co. Inc. ...............     2,382,000
      20,000   Calpine Corp.+ .................        51,800
      30,000   Cleco Corp. ....................       707,400
     160,000   DPL Inc. .......................     4,448,000
      24,000   DTE Energy Co. .................     1,100,640
     200,000   Duquesne Light Holdings Inc. ...     3,442,000
      90,000   Edison International ...........     4,255,200
     200,000   El Paso Electric Co.+ ..........     4,170,000
       8,000   Electric Power Development
                 Co. Ltd. .....................       267,090
     130,000   FPL Group Inc. .................     6,188,000
     105,000   Great Plains Energy Inc. .......     3,140,550
      41,000   Green Mountain Power Corp. .....     1,350,130
      22,500   Pepco Holdings Inc. ............       523,575
     105,000   TECO Energy Inc. ...............     1,892,100

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
      14,000   TXU Corp. ...................... $   1,580,320
      22,000   UIL Holdings Corp. .............     1,150,820
     165,000   Unisource Energy Corp. .........     5,484,600
                                                -------------
                                                   58,360,533
                                                -------------
               ENERGY AND UTILITIES: INTEGRATED -- 35.9%
      75,000   Alliant Energy Corp. ...........     2,184,750
      20,000   Ameren Corp. ...................     1,069,800
     480,000   Aquila Inc.+ ...................     1,900,800
       1,500   Areva ..........................       784,388
       5,000   Avista Corp. ...................        97,000
      35,000   Black Hills Corp. ..............     1,517,950
      68,000   Central Vermont Public
                 Service Corp. ................     1,190,000
      55,000   CH Energy Group Inc. ...........     2,611,400
       8,000   Chubu Electric Power Co. Inc. ..       195,208
       8,000   Chugoku Electric Power
                 Co. Inc. .....................       164,905
      75,000   Cinergy Corp. ..................     3,330,750
     190,000   CMS Energy Corp.+ ..............     3,125,500
      57,000   Consolidated Edison Inc. .......     2,767,350
      76,000   Constellation Energy Group .....     4,681,600
       3,000   Dominion Resources Inc. ........       258,420
     140,000   Duke Energy Corp. ..............     4,083,800
     180,000   El Paso Corp. ..................     2,502,000
       3,000   Electrabel SA ..................     1,503,515
      12,000   Empire District Electric Co. ...       274,440
      54,000   Endesa SA ......................     1,445,322
     200,000   Enel SpA .......................     1,723,454
      80,000   Energy East Corp. ..............     2,015,200
       3,000   Entergy Corp. ..................       222,960
      55,979   FirstEnergy Corp. ..............     2,917,626
     131,850   Florida Public Utilities Co. ...     2,093,778
      50,000   Hawaiian Electric
                 Industries Inc. ..............     1,394,000
     300,000   Hera SpA .......................       843,699
       8,000   Hokkaido Electric Power
                 Co. Inc. .....................       170,190
       8,000   Hokuriku Electric Power Co. ....       165,257
       8,000   Kansai Electric Power Co. Inc. .       176,533
      30,000   Korea Electric Power Corp.,
                 ADR ..........................       531,300
       8,000   Kyushu Electric Power Co. Inc. .       177,942
      66,000   Maine & Maritimes Corp. ........     1,300,200
      66,000   MGE Energy Inc. ................     2,409,660
     300,000   Mirant Corp.+ ..................       427,500
      45,000   NiSource Inc. ..................     1,091,250
     170,000   Northeast Utilities ............     3,391,500
     215,000   NSTAR ..........................     6,217,800
     101,000   OGE Energy Corp. ...............     2,838,100
      12,000   Ormat Technologies Inc. ........       265,560
      25,000   Otter Tail Corp. ...............       773,500
      50,000   PG&E Corp. .....................     1,962,500
      20,000   PNM Resources Inc. .............       573,400
     100,000   Progress Energy Inc. ...........     4,475,000
      40,000   Progress Energy Inc., CVO+ .....         3,600
      25,000   Public Service Enterprise
                 Group Inc. ...................     1,609,000

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)


                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED (CONTINUED)
      35,000   Puget Energy Inc. .............. $     821,800
      55,000   SCANA Corp. ....................     2,323,200
       8,000   Shikoku Electric Power
                 Co. Inc. .....................       173,362
      30,000   Sierra Pacific Resources+ ......       445,500
       8,000   Tohoku Electric Power Co. Inc. .       177,942
       8,000   Tokyo Electric Power Co. Inc. ..       202,255
      26,900   Unitil Corp. ...................       755,890
      47,000   Vectren Corp. ..................     1,332,450
     252,500   Westar Energy Inc. .............     6,092,825
      80,000   Wisconsin Energy Corp. .........     3,193,600
      52,000   WPS Resources Corp. ............     3,005,600
     270,000   Xcel Energy Inc. ...............     5,294,700
                                                -------------
                                                   99,278,531
                                                -------------
               ENERGY AND UTILITIES: NATURAL GAS -- 11.3%
      28,000   AGL Resources Inc. .............     1,039,080
      55,000   Atmos Energy Corp. .............     1,553,750
      35,000   Cascade Natural Gas Corp. ......       761,950
      10,000   Chesapeake Utilities Corp. .....       351,500
      29,700   Delta Natural Gas Co. Inc. .....       791,802
      40,000   Dynegy Inc., Cl. A+ ............       188,400
      18,000   EnergySouth Inc. ...............       496,620
     100,000   KeySpan Corp. ..................     3,678,000
     100,000   National Fuel Gas Co. ..........     3,420,000
      90,000   Nicor Inc. .....................     3,782,700
     100,000   ONEOK Inc. .....................     3,402,000
      50,000   Peoples Energy Corp. ...........     1,969,000
      36,000   Piedmont Natural Gas Co. Inc. ..       906,120
       6,000   RGC Resources Inc. .............       160,380
     140,000   SEMCO Energy Inc.+ .............       922,600
     115,500   Southern Union Co.+ ............     2,976,447
     180,000   Southwest Gas Corp. ............     4,930,200
                                                -------------
                                                   31,330,549
                                                -------------
               ENERGY AND UTILITIES: OIL -- 1.1%
       2,000   Anadarko Petroleum Corp. .......       191,500
       2,645   Chevron Corp. ..................       171,211
      20,000   Exxon Mobil Corp. ..............     1,270,800
       4,000   Royal Dutch Shell plc,
                 Cl. A, ADR ...................       262,560
      20,000   Spinnaker Exploration Co.+ .....     1,293,800
                                                -------------
                                                    3,189,871
                                                -------------
               ENERGY AND UTILITIES: WATER -- 2.8%
      14,000   American States Water Co. ......       468,440
      16,000   Aqua America Inc. ..............       608,320
      16,500   Artesian Resources Corp.,
                 Cl. A ........................       496,320
      20,500   BIW Ltd. .......................       403,850
      20,520   California Water Service Group .       845,424
       7,500   Connecticut Water Service Inc. .       185,400
      51,333   Middlesex Water Co. ............     1,152,426

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
      24,088   Pennichuck Corp. ............... $     514,038
      60,000   SJW Corp. ......................     2,896,800
       7,716   Southwest Water Co. ............       111,882
       6,000   York Water Co. .................       155,040
                                                -------------
                                                    7,837,940
                                                -------------
               ENTERTAINMENT -- 1.0%
      60,000   Time Warner Inc. ...............     1,086,600
      50,000   Vivendi Universal SA, ADR ......     1,636,500
                                                -------------
                                                    2,723,100
                                                -------------
               EQUIPMENT AND SUPPLIES -- 0.2%
      50,000   Capstone Turbine Corp.+ ........       177,500
       9,000   Mueller Industries Inc. ........       249,930
                                                -------------
                                                      427,430
                                                -------------
               METALS AND MINING -- 0.3%
      25,000   Compania de Minas
                 Buenaventura SA, ADR .........       776,250
                                                -------------
               REAL ESTATE -- 0.1%
       3,250   Brascan Corp., Cl. A ...........       151,450
                                                -------------
               TELECOMMUNICATIONS -- 5.0%
     100,000   AT&T Corp. .....................     1,980,000
      60,000   BCE Inc. .......................     1,646,400
      35,000   BellSouth Corp. ................       920,500
      33,000   BT Group plc, ADR ..............     1,308,120
      40,000   CenturyTel Inc. ................     1,399,200
     175,000   Cincinnati Bell Inc.+ ..........       771,750
      10,200   Commonwealth Telephone
                 Enterprises Inc. .............       384,540
      20,000   D&E Communications Inc. ........       181,400
      20,000   Deutsche Telekom AG, ADR .......       364,800
       2,000   France Telecom SA, ADR .........        57,500
         200   Hutchison Telecommunications
                 International Ltd.+ ..........           290
     150,000   MCI Inc. .......................     3,805,500
         500   Mobistar SA ....................        41,103
         200   PT Indosat Tbk .................           103
       1,200   Tele2 AB, Cl. B ................        12,226
       3,000   Telecom Italia SpA, ADR ........        97,800
      40,000   Touch America Holdings Inc.+ ...            32
      30,000   Verizon Communications Inc. ....       980,700
                                                -------------
                                                   13,951,964
                                                -------------
               TRANSPORTATION -- 0.4%
      25,000   GATX Corp. .....................       988,750
                                                -------------
               WIRELESS COMMUNICATIONS -- 1.2%
         600   America Movil SA de CV,
                 Cl. L, ADR ...................        15,792
       2,000   China Mobile (Hong Kong)
                 Ltd., ADR ....................        49,280
       2,000   China Unicom Ltd., ADR .........        16,560

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS (CONTINUED)
               WIRELESS COMMUNICATIONS  (CONTINUED)
         200   Cosmote Mobile
                 Telecommunications SA ........ $       3,976
       4,000   Mobile TeleSystems, ADR ........       162,720
         190   MobileOne Ltd. .................           222
     380,000   O2 plc .........................     1,057,305
       2,000   QUALCOMM Inc. ..................        89,500
         600   SK Telecom Co. Ltd., ADR .......        13,104
         200   SmarTone Telecommunications
                 Holdings Ltd. ................           207
       1,000   Telefonica Moviles SA, ADR .....        11,070
         200   Tim Hellas Telecommunications
                 SA, ADR ......................         3,870
         200   Total Access Communication plc+            644
      28,000   United States Cellular Corp.+ ..     1,495,760
       6,000   Vimpel-Communications, ADR+ ....       266,640
         200   Virgin Mobile Holdings plc .....         1,041
         200   Vodafone Group plc, ADR ........         5,194
                                                -------------
                                                    3,192,885
                                                -------------
               TOTAL COMMON STOCKS ............   237,445,773
                                                -------------

               CONVERTIBLE PREFERRED STOCKS -- 1.5%
               ENERGY AND UTILITIES: INTEGRATED -- 0.9%
       2,000   El Paso Corp.,
                 4.990% Cv. Pfd. (b)                2,457,926
                                                -------------
               TELECOMMUNICATIONS -- 0.6%
      31,033   Citizens Communications Co.,
                 5.000% Cv. Pfd.                    1,805,345
                                                -------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS                   4,263,271
                                                -------------
     PRINCIPAL
      AMOUNT
     ---------
               SHORT-TERM OBLIGATIONS -- 12.7%
               REPURCHASE AGREEMENTS -- 8.0%
 $22,258,000   Barclays Capital Inc., 3.200%,
                 dated 09/30/05, due 10/03/05,
                 proceeds at maturity,
                 $22,263,935 (a) ..............    22,258,000
                                                -------------
               U.S. GOVERNMENT OBLIGATIONS -- 4.7%
  13,000,000   U.S. Treasury Bill,
                 3.498%++, 11/17/05 ...........    12,941,955
                                                -------------
               TOTAL SHORT-TERM
                 OBLIGATIONS ..................    35,199,955
                                                -------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $221,849,872) ........................ $ 276,908,999
                                                =============

   --------------
            For Federal tax purposes:
            Aggregate cost .................... $ 221,849,872
                                                =============
            Gross unrealized appreciation ..... $  57,582,502
            Gross unrealized depreciation .....    (2,523,375)
                                                -------------
            Net unrealized appreciation
               (depreciation) ................. $  55,059,127
                                                =============

   --------------
   (a) Collateralized by U.S. Treasury Bond, 8.125%, due 08/15/19, market value $22,703,160.
   (b) Security exempt from registration under Rule 144A of the
       Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the Rule 144A securities are considered liquid and the market value amounted to $2,457,926 or 0.89% of total investments.
   +   Non-income producing security.
   ++  Represents annualized yield at date of purchase.
   ADR American Depository Receipt
   CVO Contingent Value Obligation
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.